UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments
EventShares U.S. Legislative Opportunities ETF
November 30, 2019 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 91.2%
Aerospace/Defense — 3.6%
Aerojet Rocketdyne Holdings, Inc.*	2,407	$106,389
Aerovironment, Inc.*	3,389	207,881
General Dynamics Corp.	209	37,984
HEICO Corp.	220	28,576
Lockheed Martin Corp.	177	69,212
Mercury Systems, Inc.*	3,195	234,034
		684,076
Agriculture — 4.1%
Altria Group, Inc.	2,751	136,725
British American Tobacco PLC - ADR (a)	3,693	146,280
Philip Morris International, Inc.	1,658	137,498
Turning Point Brands, Inc.	6,346	175,213
Universal Corporation of Virginia	2,157	112,638
Vector Group Ltd.	4,276	57,469
		765,823
Beverages — 1.0%
Brown-Forman Corp. - Class B	2,706	183,521

Building Materials — 1.7%
Martin Marietta Materials, Inc.	375	100,650
Summit Materials, Inc. - Class A*	2,926	69,843
Vulcan Materials Co.	1,010	143,289
		313,782
Commercial Services — 4.0%
Avalara, Inc.*	6,042	471,457
Booz Allen Hamilton Holding Corp.	1,679	122,164
HMS Holdings Corp.*	5,297	159,970
		753,591
Computers — 4.0%
CACI International, Inc. - Class A*	911	218,021
Leidos Holdings, Inc.	487	44,239
Perspecta, Inc.	2,530	69,777
PlayAGS, Inc.*	8,824	101,388
Science Applications International Corp.	1,878	160,287
Vocera Communications, Inc.*	7,444	161,535
		755,247
Electric — 0.5%
Brookfield Renewable Partners L.P. (a)	2,148	99,775

Electrical Equipment — 0.3%
Insteel Industries, Inc.	2,558	59,678

Electronics — 0.1%
Trimble, Inc.*	418	16,942

Energy-Alternate Sources — 6.2%
First Solar, Inc.*	3,118	172,238
Green Plains, Inc.*	17,070	260,318
Renewable Energy Group, Inc.*	17,131	292,255
REX American Resources Corp.*	3,885	356,837
TerraForm Power, Inc. - Class A	5,371	83,304
		1,164,952
Engineering & Construction — 7.2%
AECOM*	1,397	60,532
Aegion Corp.*	2,668	57,789
Argan, Inc.	3,837	140,588
Construction Partners, Inc. - Class A*	9,557	189,229
Dycom Industries, Inc.*	2,446	127,314
Granite Construction, Inc.	10,635	273,958
Great Lakes Dredge & Dock Corp.*	13,786	147,234
NV5 Global, Inc.*	2,469	118,734
Sterling Construction Co., Inc.*	13,009	189,541
Tutor Perini Corp.*	3,249	51,756
		1,356,675
Entertainment — 6.3%
Churchill Downs, Inc.	1,478	192,155
Eldorado Resorts, Inc.*	3,487	186,589
Everi Holdings, Inc.*	10,444	140,681
Penn National Gaming, Inc.*	7,974	183,641
Scientific Games Corp.*	2,052	56,143
The Stars Group, Inc. *(a)	11,977	290,921
Twin River Worldwide Holdings, Inc.	6,048	146,967
		1,197,097

Environmental Control — 1.8%
Evoqua Water Technologies Corp.*	12,357	234,041
Tetra Tech, Inc.	1,220	107,714
		341,755
Healthcare-Products — 0.8%
BioTelemetry, Inc.*	3,283	152,036

Healthcare-Services — 8.6%
Anthem, Inc.	592	170,887
Centene Corp.*	3,296	199,309
Humana, Inc.	614	209,515
IQVIA Holdings, Inc.*	1,051	153,425
Medpace Holdings, Inc.*	2,559	196,199
Molina Healthcare, Inc.*	1,085	147,017
Teladoc Health, Inc.*	2,420	202,651
UnitedHealth Group, Inc.	606	169,601
WellCare Health Plans, Inc.*	547	176,172
		1,624,776
Insurance — 1.3%
eHealth, Inc.*	2,646	244,120

Internet — 0.8%
Boingo Wireless, Inc.*	13,111	150,908

Lodging — 1.1%
Boyd Gaming Corp.	6,964	204,811

Machinery-Construction & Mining — 1.6%
Astec Industries, Inc.	4,382	164,150
BWX Technologies, Inc.	2,288	137,577
		301,727
Media — 5.0%
Fox Corp. - Class A	1,440	51,494
Gray Television, Inc.*	11,447	231,687
Nexstar Media Group, Inc. - Class A	2,104	226,622
Sinclair Broadcast Group, Inc. - Class A	2,173	75,686
TEGNA, Inc.	12,410	190,493
The E.W. Scripps Co. - Class A	10,656	158,988
		934,970

Mining — 2.4%
Cameco Corp. (a)	48,635	449,874

Miscellaneous Manufacturers — 2.1%
Axon Enterprise, Inc.*	5,408	399,110

Oil & Gas — 3.6%
HollyFrontier Corp.	3,885	200,272
PBF Energy, Inc. - Class A	7,832	245,141
Valero Energy Corp.	2,524	241,017
		686,430
Oil & Gas Services — 0.7%
Select Energy Services, Inc. - Class A*	17,787	136,604

Pharmaceuticals — 0.5%
Cigna Corp.	499	99,760

Retail — 2.0%
World Fuel Services Corp.	8,849	375,198

Semiconductors — 1.0%
CEVA, Inc.*	3,612	93,623
Teradyne, Inc.	1,360	85,122
		178,745
Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	721	181,454

Software — 5.1%
ManTech International Corp. - Class A	2,783	215,905
Nuance Communications, Inc.*	4,289	76,902
Omnicell, Inc.*	2,103	168,219
Tabula Rasa HealthCare, Inc.*	3,327	148,418
Tyler Technologies, Inc.*	1,201	348,494
		957,938
Telecommunications — 4.7%
Ciena Corp.*	5,072	192,533
CommScope Holding Co., Inc.*	7,055	95,948
Nokia OYJ - ADR (a)	64,142	224,497
Telefonaktiebolaget LM Ericsson - ADR (a)	24,178	218,569
Viavi Solutions, Inc.*	10,579	158,897
		890,444
Transportation — 8.1%
Ardmore Shipping Corp. *(a)	10,541	84,223
Diamond S Shipping, Inc.*	18,366	265,021
Kansas City Southern	1,493	227,563
Scorpio Bulkers, Inc.	35,478	217,125
Scorpio Tankers, Inc. (a)	13,860	476,632
Star Bulk Carriers Corp. (a)	24,309	267,156
		1,537,720
TOTAL COMMON STOCKS (Cost $15,857,500)		17,199,539

REAL ESTATE INVESTMENT TRUSTS — 7.9%
American Tower Corp.	1,271	272,032
Crown Castle International Corp.	1,819	243,127
Easterly Government Properties, Inc.	11,422	265,676
Rexford Industrial Realty, Inc.	6,850	327,841
SBA Communications Corp.	1,009	238,598
Uniti Group, Inc.	21,003	141,140
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,308,858)		1,488,414

MONEY MARKET FUNDS — 0.9%
First American Treasury Obligations Fund - Class X, 1.59% (b)	168,710	168,710
TOTAL MONEY MARKET FUNDS (Cost $168,710)		168,710

TOTAL INVESTMENTS — 100.0% (Cost $17,335,068)		18,856,663
Other assets and liabilities, net — 0.0%(c)		8,431
NET ASSETS — 100.0%		$18,865,094

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Amount is less than 0.05%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (d)	$17,199,539	$-	$-	$17,199,539
Real Estate Investment Trusts	1,488,414	-	-	1,488,414
Money Market Funds	168,710	-	-	168,710
Total Investments in Securities	$18,856,663	$-	$-	$18,856,663

(d) See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	01/22/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	01/22/2020

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	01/22/2020

*	Print the name and title of each signing officer under his or her signature.